Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Liabilities, Fair Value Disclosure, Recurring	$ 200
Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure, Recurring	200
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure, Recurring	200
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure, Recurring	200
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	$ 0